Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting, Measurement Disclosures [Abstract]
Segment Information
Segment Information
Effective January 1, 2016, our reportable segments are based on geographic operations in four regions: Europe, Middle East & Africa; South Latin America; North Latin America; and Asia Pacific. Prior periods have been restated to conform with the new presentation. The segments have similar business characteristics and each offers similar products through similar customer access methods.
The accounting policies of the segments are the same as those described in Note 1, Description of the Business and Summary of Significant Accounting Policies. We evaluate the performance of our segments based on revenues and segment profits or losses. Segment revenues primarily reflect direct sales of products to Representatives based on the Representative’s geographic location. Intersegment sales and transfers are not significant.
We determine segment profit by deducting the related costs and expenses from segment revenue. In order to ensure comparability between periods, segment profit includes an allocation of global marketing expenses based on actual revenues. Segment profit excludes global expenses other than the allocation of marketing, costs to implement ("CTI") restructuring initiatives (see Note 14, Restructuring Initiatives), certain significant asset impairment charges (see Note 16, Goodwill and Intangible Assets), and other items, which are not allocated to a particular segment, if applicable. This is consistent with the manner in which we assess our performance and allocate resources.
Other operating segments and business activities include the business results for Liz Earle, which was sold in July 2015, Venezuela, which was deconsolidated effective March 31, 2016, as well as other market exits (South Korea, Vietnam, Republic of Ireland, Bolivia and France).
Summarized financial information concerning our reportable segments as of December 31 is shown in the following tables:

Total Revenue
	2015	2014	2013
Europe, Middle East & Africa	$2,229.2	$2,614.1	$2,792.6
South Latin America	2,309.6	3,028.9	3,288.0
North Latin America	901.0	1,003.6	1,079.5
Asia Pacific	626.0	700.9	756.1
Total segment revenue	6,065.8	7,347.5	7,916.2
Other operating segments and business activities	94.7	300.5	580.6
Total revenue	$6,160.5	$7,648.0	$8,496.8

Operating Profit
	2015	2014	2013
Europe, Middle East & Africa	$311.2	$432.3	$525.7
South Latin America	238.9	466.0	495.2
North Latin America	107.2	128.3	152.3
Asia Pacific	68.6	59.0	65.8
Total segment profit	725.9	1,085.6	1,239.0
Other operating segments and business activities	16.9	24.3	54.0
Unallocated global expenses	(391.2)	(396.4)	(519.1)
CTI restructuring initiatives	(49.1)	(86.6)	(53.4)
Venezuelan special items	(120.2)	(137.1)	(49.6)
FCPA accrual	—	(46.0)	(89.0)
Pension settlement charge	(7.3)	(9.5)	—
Other items	(3.1)	—	—
Asset impairment and other charges	(6.9)	—	(42.1)
Operating profit	$165.0	$434.3	$539.8

Total Assets
	2015	2014	2013
Europe, Middle East & Africa	$909.9	$992.5	$1,182.7
South Latin America	1,126.8	1,435.8	1,542.2
North Latin America	368.3	433.9	473.5
Asia Pacific	317.0	390.8	440.3
Total from reportable segments	2,722.0	3,253.0	3,638.7
Total from discontinued operations*	371.2	426.0	524.6
Other operating segments	48.5	341.2	606.5
Global	628.7	1,465.0	1,708.6
Total assets*	$3,770.4	$5,485.2	$6,478.4

*
Total assets from discontinued operations and total assets at December 31, 2015 and 2014 in the table above exclude the $100.0 receivable from continuing operations that was presented within current assets of discontinued operations. See Note 3, Discontinued Operations and Divestitures.

Capital Expenditures
	2015	2014	2013
Europe, Middle East & Africa	$17.2	$16.9	$18.5
South Latin America	42.0	55.1	45.2
North Latin America	9.7	22.3	26.8
Asia Pacific	3.5	3.3	6.6
Total from reportable segments	72.4	97.6	97.1
Other operating segments	4.8	7.3	23.6
Global	15.2	21.4	69.0
Total capital expenditures	$92.4	$126.3	$189.7

Depreciation and Amortization
	2015	2014	2013
Europe, Middle East & Africa	$29.0	$35.9	$42.4
South Latin America	34.2	49.7	51.0
North Latin America	14.2	15.7	15.7
Asia Pacific	13.6	17.3	21.8
Total from reportable segments	91.0	118.6	130.9
Other operating segments	4.6	9.6	9.9
Global	30.5	41.2	46.9
Total depreciation and amortization	$126.1	$169.4	$187.7

Total Revenue by Major Country
A major country is defined as one with total revenues greater than 10% of consolidated total revenues.

	2015	2014	2013
Brazil	$1,252.6	$1,909.3	$2,014.0
All other	4,907.9	5,738.7	6,482.8
Total	$6,160.5	$7,648.0	$8,496.8

Long-Lived Assets by Major Country
A major country is defined as one with long-lived assets greater than 10% of consolidated long-lived assets, and also includes our country of domicile (the U.S.). Long-lived assets primarily includes property, plant and equipment associated with our continuing operations. Long-lived assets in Brazil consist primarily of property, plant and equipment related to manufacturing and distribution facilities and long-lived assets in the U.S. consist primarily of property, plant and equipment, including our global research and development facility.

	2015	2014	2013
Brazil	$302.7	$361.9	$421.5
U.S.	225.9	250.0	265.6
All other	597.3	969.8	1,112.9
Total	$1,125.9	$1,581.7	$1,800.0